Related Party Balances and Transactions - Schedule of Amount Due to Related Parties-current (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Amount due to related parties		¥ 0	¥ 4,314
Hunan Qindao Network Media Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[1]	¥ 0	¥ 4,314

[1]	The amount of RMB4,314 as of December 31, 2023 represented the unpaid revenue sharing of live video service to Hunan Qindao Network Media Technology Co., Ltd.